Subsequent Events - Additional Information (Detail) $ / shares in Units, $ in Thousands								12 Months Ended
	May 18, 2020	May 15, 2020 USD ($) $ / shares	May 08, 2020 USD ($)	May 07, 2020 USD ($)	May 01, 2020 USD ($)	Mar. 30, 2020 USD ($)	Jan. 01, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Issuance of Notes Payable									$ 2,850
Repayment of convertible debentures								$ 4,058	$ 3,305
Cannex loan								12,497
Business combination contingent consideration								$ 5,464
Other disposals of assets [member] | Arkansas dispensaries [member]
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from disposal of discontinued operations non current assets							$ 2,000
Number of dispensaries disposed off							3
Other disposals of assets [member] | Retail cannabis licenses in pennyslavania and maryland [member]
Disclosure of non-adjusting events after reporting period [line items]
Disposal group discontinued operation consideration net of cash					$ 18,000
Other disposals of assets [member] | Non core retail licenses In pennyslavania [member]
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from disposal			$ 10,600
Disposal of major subsidiary [member] | Mission north mountain business [member] | PHX Interactive LLC [member]
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from disposal						$ 6,000
Debt modification [member] | Entities associated with GGP [member]
Disclosure of non-adjusting events after reporting period [line items]
Issuance of Notes Payable							$ 3,000
Percentage of outstanding amount payable as amendment fee.			1.00%
Borrowings rate of interest							15.00%
Debt modification [member] | Entities associated with GGP [member] | Additional principal [member]
Disclosure of non-adjusting events after reporting period [line items]
Issuance of notes receivable to related parties			$ 348
Debt modification [member] | Paid in kind interest [member] | Entities associated with GGP [member]
Disclosure of non-adjusting events after reporting period [line items]
Repayment of convertible debentures			$ 3,000
prepayment loan agreement [member] | Tranche one [member] | LI lending [member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings instalment of prepayment principal payable					$ 250
Borrowings additional rate of interest					2.00%
Borrowings face value					$ 10,000
prepayment loan agreement [member] | Remaining loan tranche [member] | LI lending [member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings rate of interest					10.25%
Private placement convertible debt [member] | Coupon interest in kind [member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings rate of interest		5.00%
Cannex loan		$ 5,800
Debt instrument conversion rate | $ / shares		$ 0.25
Borrowings maturity		February 28, 2022
Extension of healthy pharma loan payable [member] | Original term of loan [member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings face value				$ 4,886
Borrowings rate of interest				12.00%
Borrowings maturity				May 18, 2020
Extension of healthy pharma loan payable [member] | Extension of the term loan [member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings rate of interest	15.00%
Borrowings maturity	6-month
Modification of accuanna notes receivable [member] | Original term [member]
Disclosure of non-adjusting events after reporting period [line items]
Notes receivable principal amount					$ 890
Notes receivable rate of interest					5.00%
Modification of accuanna notes receivable [member] | Original term [member] | Foregoing of earnouts [member]
Disclosure of non-adjusting events after reporting period [line items]
Business combination contingent consideration					$ 1,400
Modification of accuanna notes receivable [member] | Extension term one [member]
Disclosure of non-adjusting events after reporting period [line items]
Notes receivable maturity					Jul. 05, 2020
Regulatory approval [member] | Other disposals of assets [member] | Arkansas dispensaries [member]
Disclosure of non-adjusting events after reporting period [line items]
Disposal group discontinued operation contingent cash consideration							$ 2,992